Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-based payment arrangements [Abstract]
Share-Based Compensation	Share-Based Compensation
The Company incurred share-based compensation expense of $173 million, $223 million, and $1 million the years ended December 31, 2022, 2021 and 2020, respectively. As of December 31, 2022 and 2021, the additional paid-in capital related to the share proceeds amounted to $163 million and $0, respectively. The Company incurred $10 million and $5 million of payroll taxes associated with the share-based compensation expense for the years ended December 31, 2022 and 2021, respectively.
As of December 31, 2022 and 2021, the Company has 2,826,758 shares and 2,457,663 shares respectively, available for future grant under the 2018 Share Incentive Plan.
Under the 2021 Equity Compensation Plan, the Company has 13,648,116 shares available for future grant as of December 31, 2022.

RSUs
In 2022, the Company granted RSUs under the 2021 Equity Compensation Plan. The RSUs have a time-based vesting requirement, which provides that the RSUs will generally vest in three annual installments, with 33.33% vesting on each one-year anniversary of the vesting commencement date subject to the employee’s continued employment with the Company.
In 2021, the Company granted restricted share units (“RSUs”) under the 2018 Share Incentive Plan. The RSUs have a time-based vesting requirement, which provides that the RSUs will generally vest in four annual installments, with 25% vesting on each one-year anniversary of the vesting commencement date subject to the employee’s continued employment with the Company. In addition, the RSUs had a liquidity event vesting requirement which was satisfied on the six-month anniversary of our IPO.

	Number of RSUs	Weighted average grant date fair value
Outstanding as of December 31, 2020	—	$—
Granted	851,530	$39.56
Forfeited	(4,100)	$34.46
Outstanding as of December 31, 2021	847,430	$39.59
Granted	3,416,545	$57.09
Forfeited	(314,158)	$55.36
Exercised	(738,387)	$49.51
Outstanding as of December 31, 2022	3,211,430	$54.39

Prior to the IPO, the value of the RSUs was determined by the Company’s Board of Directors. Because there had been no public market for the ordinary shares, the Board of Directors determined the fair value at the time of grant of the RSU by contemporaneous valuations performed by unrelated third-party valuation firms as well as a number of objective and subjective factors including valuation of comparable companies, operating and financial performance, the lack of liquidity of capital stock and general and industry specific economic outlook, among other factors.
As of December 31, 2022, 2021 and 2020, there was $88 million, $26 million, and $0, respectively, of total unrecognized compensation cost related to outstanding RSUs.

PSUs
In 2022, the Company granted performance stock units (“PSUs”) under the 2021 Equity Compensation Plan. to certain senior level employees. Each PSU represents a contingent right to receive shares of the Company’s stock if the Company meets certain performance measures over the requisite performance period. The PSU awards entitle recipients to receive, upon vesting, a number of shares that ranges from 0% to 200% of the number of PSUs awarded, depending on the level of achievement of the specified performance conditions.
The PSUs vest subject to achievement of a performance target based on an absolute return on invested capital (“ROIC”) and relative total shareholder return (“TSR”) versus the SOX Index and will vest over 2 year and 3 year performance periods subject to the grantee remaining employed by the Company through the end of the applicable performance period.

	Number of PSUs	Weighted average grant date fair value
Outstanding as of December 31, 2021	—	$—
Granted	571,277	70.85
Forfeited	(34,082)	$70.91
Outstanding as of December 31, 2022	537,195	$70.91

The Company uses the Monte Carlo simulation model to estimate the fair value of the PSUs at the date of grant. The equity volatility was determined based on the historical volatilities of comparable publicly traded companies over a look back period of 2.74 years, commensurate with the remaining term of the PSUs. The risk-free interest rate is based on the United States Treasury with a remaining term equivalent to the remaining performance measurement period. Dividends are not paid on the Company’s stock.
The assumptions used to value the Company’s PSUs granted during the period presented and their expected lives were as follows:

December 31, 2022
Expected dividend yield	—
Expected volatility	45.50%
Risk-free interest rate	2.55%
Compensation expense is recognized for the PSU awards based on a graded attribution basis over the vesting period. As of December 31, 2022, there was $24 million of total unrecognized compensation expense related to the PSUs.

Share Options
In 2017, the Company approved the Share Incentive Plan, which was intended to attract and retain talented employees and align shareholder and employee interests. Share options under the Share Incentive Plan vested over a five-year period.
In 2019 the Company offered to exchange the share options under the Share Incentive Plan with new share options under the “2018 Share Incentive Plan,” under which the Company may grant up to 25 million options to purchase shares in the Company with an exercise price of $10.00 per share. The options vest based on service over four or five years, depending on the timing of the grant, and contingent upon a liquidity event (change in control or IPO) with the earliest vesting date on the one-year anniversary of a liquidity event. On April 19, 2019, the Company issued the share options subject to the tender offer. The exchange of 2017 plan options into 2018 plan options resulted in a total incremental fair value of $64 million, of which $39 million was recognized in the second quarter of 2021 when an IPO became probable. The remainder was attributed prospectively. In the fourth quarter of 2021, the Company modified the earliest vesting date from one year post-anniversary of a liquidity event to six-months post-anniversary of a liquidity event, and shortened the contractual term for options held by US taxpayers to be the calendar year end after or within the year of vest. The options that remain outstanding at expiration will be auto-exercised through the broker.
The share options are effective for a term of 10 years from the grant date. Because the vesting and exercisability of these share options were dependent on a qualified liquidity event, the Company had to assess the probability of such an event in order to determine the expenses related to the share-based payments for the period. On June 30, 2021, the Company deemed an IPO to be probable under IFRS.
Upon the tender offer, the Company measured the pre-modification value of the old share options and compared that to the fair value of the new share options using the Black-Scholes option pricing model. The equity volatility was determined based on the historical volatilities of comparable publicly traded companies over a period equal to the expected average share-based payments life. The risk-free rate of interest was interpolated from the U.S. Constant Maturity Treasury rate curve to reflect the remaining expected life of share options. The fair value of the ordinary shares underlying the stock options has historically been determined by the Company’s Board of Directors. Because there had been no public market for the ordinary shares, the Board of Directors determined the fair value of the ordinary shares at the time of grant of the option by contemporaneous valuations performed by unrelated third-party valuation firms as well as a number of objective and subjective factors including valuation of comparable companies, operating and financial performance, the lack of liquidity of capital stock and general and industry specific economic outlook, among other factors.
The Company did not grant any stock options in 2022.
The assumptions used to value the Company’s options granted and their expected lives during 2021, were as follows:

December 31, 2021
Expected volatility	45.00%
Expected term	4.5 years
Risk-free interest rate	0.56%
Estimated ordinary shares valuation	$24.64 - $26.04
The following table shows a summary of the share option’s activity for the year ended December 31, 2022 and 2021.

	Number of Share options	Weighted average exercise price per Share
Outstanding as of December 31, 2020	22,286,278	$10.04
Granted	995,409	$10.00
Forfeited	(1,532,129)	$10.00
Outstanding as of December 31, 2021	21,749,558	$10.03
Exercised	(14,956,321)	$10.00
Forfeited	(532,634)	$10.00
Outstanding as of December 31, 2022	6,260,603	$10.02
Exercisable balance as of December 31, 2022	4,873,406	$10.02

The following table summarizes information about employees’ share options outstanding as of December 31, 2022:

Outstanding
Range of exercise prices	Number Outstanding	Weighted average remaining contractual life (in years)
$10.02	6,250,068	2.13
$19.07	4,515	4.04
$22.54	4,515	4.04
$26.00	1,505	4.04
The weighted average remaining contractual life is calculated based on the 10-year contract terms of the options. And the weighted average exercise price is calculated using the exercise price of the outstanding options, which pertain to the 2018 Share Incentive Plan.
As of December 31, 2022, 2021 and 2020, there was $7 million, $63 million and $251 million, respectively, of total unrecognized compensation cost related to outstanding stock options.

ESPP
In connection with, and prior to the consummation of the Company's initial public offering in 2021, the Company's board of directors adopted the GLOBALFOUNDRIES Inc. 2021 Employee Stock Purchase Plan (the “ESPP”). The ESPP is administered by the Company's board of directors or, as applicable, its delegate (the “ESPP Administrator”).
The ESPP provides eligible employees with an opportunity to purchase our ordinary shares through payroll deduction of up to 10% of their eligible compensation. A participant may purchase a maximum of 2,500 ordinary shares during a purchase period. Amounts deducted and accumulated by the participant are used to purchase ordinary shares at the end of each six-month purchase period. Participants in the ESPP receive a one-time grant of 50 RSUs upon enrollment in the ESPP. The Company matches 20% of each employee’s contributions on an after-tax basis.
Subject to certain equitable adjustments in connection with certain events affecting the outstanding ordinary shares reserved for issuance as awards, the maximum aggregate number of our ordinary shares that may be issued or transferred under the ESPP with respect to awards is 7,500,000 ordinary shares; provided that the share reserve under the ESPP will, unless otherwise determined by our board of directors, automatically increase on January 1 of each year for 8 years commencing on January 1, 2023 and ending on (and including) January 1, 2031 in an amount equal to 0.25% of the total number of ordinary shares outstanding on December 31 of the preceding year. In no event will the number of ordinary shares that may be issued or transferred pursuant to rights granted under the ESPP exceed 18,750,000, in the aggregate, subject to the adjustments described above.
As of December 31, 2022, of the Company has issued 533,591 shares under this plan reflecting employees’ contribution and the 20% Company match.